Average Annual Total Returns	12 Months Ended	58 Months Ended		60 Months Ended	120 Months Ended		279 Months Ended	309 Months Ended	482 Months Ended
	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	12.52%	[1]	13.15%	14.29%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	10.25%	[1]	11.33%	10.53%
Lipper Equity Income Funds Index
Prospectus [Line Items]
Average Annual Return, Percent	15.21%	10.72%	[1]	11.23%	10.85%
T. Rowe Price Equity Income Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	14.58%			11.31%	10.66%
Performance Inception Date									Oct. 31, 1985
T. Rowe Price Equity Income Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.82%			9.61%	8.84%
T. Rowe Price Equity Income Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.14%			8.70%	8.27%
T. Rowe Price Equity Income Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	14.72%			11.43%	10.78%
Performance Inception Date						Dec. 17, 2015
T. Rowe Price Equity Income Fund - Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	14.19%			10.96%	10.32%
Performance Inception Date								Mar. 31, 2000
T. Rowe Price Equity Income Fund - R Class
Prospectus [Line Items]
Average Annual Return, Percent	13.97%			10.69%	10.04%
Performance Inception Date							Sep. 30, 2002
T. Rowe Price Equity Income Fund - Z Class
Prospectus [Line Items]
Average Annual Return, Percent	15.37%	10.71%
Performance Inception Date		Feb. 22, 2021

[1]	Return since 2/22/21.